Marketable debt securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable debt securities
Schedule of marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2019 and 2018.

	As of December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$19,893	$49	$(37)	$19,905
Commercial papers	11,694	23	—	11,717
Total short-term investments	$31,587	$72	$(37)	$31,622

	As of December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
	(in thousands)
Corporate bonds	$29,688	$5	$(67)	$29,626
Treasury bills	13,120	35	—	13,155
Commercial papers	17,165	16	—	17,181
Total short-term investments	$59,973	$56	$(67)	$59,962